Cover	May 22, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-56769
Entity Registrant Name	MATTERNET, INC.
Entity Central Index Key	0002075109
Entity Tax Identification Number	39-2522950
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	355 Ravendale Drive
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	260-2727
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Registrant Name	Los Altos Ventures Corp.,
Entity Address, Address Line One	55 NE 5th Ave
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432